Borrowings and financial liabilities - Accounting treatment of warrants cancellation (Details)				12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 19, 2021 EUR (€) € / shares shares	Apr. 30, 2020 € / shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022
Borrowings and financial liabilities
Number of warrants outstanding | shares				2,218,293
Exercise price per share | € / shares			€ 0.27	€ 0.56
Warrant Term			5 years	65 years
Input to valuation					96	0.96
Warrants 2018 to Kreos [Member] | Maturity
Borrowings and financial liabilities
Warrant Term	6 years 10 months 17 days			5 years 10 months 17 days
Warrants 2021 to Kreos
Borrowings and financial liabilities
Number of warrants outstanding | shares	2,218,293	2,218,293		2,218,293
Exercise price per share | € / shares	€ 0.56	€ 0.56		€ 0.56
Fair value of BSA 2021 issued in favor of KREOS (in K€) | €	€ (788,000)	€ (710,000)		€ (13,000)
Change in the fair value of the derivative instrument (in thousands of euros) | €	€ (78,000)			€ 775,000
Warrants 2021 to Kreos | Maturity
Borrowings and financial liabilities
Warrant Term		7 years
Warrants 2021 to Kreos | Volatility
Borrowings and financial liabilities
Input to valuation	85	85				65
Warrants 2021 to Kreos | Risk-free rate
Borrowings and financial liabilities
Input to valuation						3.24